Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net (loss) income	$ (113,496)	$ (240,580)
Adjustments for:
Depreciation expense	45,448	39,051
Loss from disposal of furniture and equipment	42,346
Deferred taxes
Changes in:
Accounts receivable	(225,269)	(118,399)
Other receivables	(43,542)	6,065
Prepaid expenses and other current assets	66,994	1,486
Other payables and accruals	27,607	(47,681)
Deferred revenue	(139,659)	(273,882)
Income tax payble		(13,339)
Net cash (used in) provided by operating activities	(339,571)	(647,279)
Cash flows from investing activities:
Short term loan to a third party		(188,451)
Additions to leasehold improvements and equipment	(63,452)	(1,133)
Proceeds from sale of furniture and equipment	307
Net cash used in investing activities	(63,145)	(189,584)
Cash flows from financing activities:
Proceeds from advances from related parties	291,874	116,343
Repayment of advances to related parties	(8,850)	(172,306)
Net cash (used in) provided by financing activities	283,024	(55,963)
Effect of exchange rate changes on cash and cash equivalents	6,182	25,139
Net (decrease) increase in cash and cash equivalents	(113,510)	(867,687)
Cash and cash equivalents at the beginning of period	298,106	1,165,793
Cash and cash equivalents at the end of period	184,596	298,106
Supplemental disclosure of non-cash investing and financing activities:
Income tax paid	21,042	28,526
Right-of-use assets obtained in exchange for operating lease obligations	$ 579,998	$ 720,867